Shareholder Report, Holdings (Details)	Jun. 30, 2024
Roundhill Bitcoin Covered Call Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
Roundhill Bitcoin Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Roundhill Bitcoin Covered Call Strategy ETF | Proshares Bitcoin Strategy ETF [Member]
Holdings [Line Items]
Percent of Total Investments	(13.30%)
Roundhill Bitcoin Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Roundhill Bitcoin Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
Roundhill Bitcoin Covered Call Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Roundhill Bitcoin Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Roundhill Bitcoin Covered Call Strategy ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(14.20%)
Roundhill Bitcoin Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Magnificent Seven ETF [Member]
Holdings [Line Items]
Percent of Total Investments	70.20%
Roundhill Daily 2X Long Magnificent Seven ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	52.70%
Roundhill Daily 2X Long Magnificent Seven ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Roundhill Daily 2X Long Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Roundhill Daily 2X Long Magnificent Seven ETF | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	70.20%
Roundhill Daily 2X Long Magnificent Seven ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	52.70%
Roundhill Daily 2X Long Magnificent Seven ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Roundhill Daily 2X Long Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(41.80%)
Roundhill Daily Inverse Magnificent Seven ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	102.70%
Roundhill Daily Inverse Magnificent Seven ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Roundhill Daily Inverse Magnificent Seven ETF | SOLACTIVE MAGNIFICENT SEVEN EQUAL WEIGHTED PR INDEX [Member]
Holdings [Line Items]
Percent of Total Investments	(10.10%)
Roundhill Daily Inverse Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Roundhill Daily Inverse Magnificent Seven ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	102.80%
Roundhill Daily Inverse Magnificent Seven ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Roundhill Daily Inverse Magnificent Seven ETF | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	(10.10%)
Roundhill Daily Inverse Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
Roundhill GLP-1 & Weight Loss ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Roundhill GLP-1 & Weight Loss ETF | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Roundhill GLP-1 & Weight Loss ETF | Zealand Pharma AS [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Roundhill GLP-1 & Weight Loss ETF | Chugai Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Roundhill GLP-1 & Weight Loss ETF | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Roundhill GLP-1 & Weight Loss ETF | Innovent Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Roundhill GLP-1 & Weight Loss ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Roundhill GLP-1 & Weight Loss ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Roundhill GLP-1 & Weight Loss ETF | Hanmi Pharm Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Roundhill GLP-1 & Weight Loss ETF | Viking Therapeutics, Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Roundhill GLP-1 & Weight Loss ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
Roundhill GLP-1 & Weight Loss ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Roundhill GLP-1 & Weight Loss ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Roundhill N-100 0DTE Covered Call Strategy ETF | Nasdaq 100 Stock Index [Member]
Holdings [Line Items]
Percent of Total Investments	91.40%
Roundhill N-100 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill N-100 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
Roundhill N-100 0DTE Covered Call Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill N-100 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Roundhill S&P 500 0DTE Covered Call Strategy ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
Roundhill S&P 500 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Roundhill S&P Dividend Monarchs ETF | Black Hills Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Roundhill S&P Dividend Monarchs ETF | Federal Realty Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Roundhill S&P Dividend Monarchs ETF | Kimberly-Clark Corp.[Members] [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Roundhill S&P Dividend Monarchs ETF | Sonoco Products Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Roundhill S&P Dividend Monarchs ETF | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Roundhill S&P Dividend Monarchs ETF | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Roundhill S&P Dividend Monarchs ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Roundhill S&P Dividend Monarchs ETF | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Roundhill S&P Dividend Monarchs ETF | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Roundhill S&P Dividend Monarchs ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Roundhill S&P Dividend Monarchs ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Roundhill S&P Dividend Monarchs ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
Roundhill S&P Dividend Monarchs ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Roundhill S&P Dividend Monarchs ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Roundhill S&P Dividend Monarchs ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Roundhill S&P Dividend Monarchs ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Roundhill S&P Dividend Monarchs ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Roundhill S&P Dividend Monarchs ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Roundhill S&P Dividend Monarchs ETF | Cosmetics/Personal Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Roundhill S&P Dividend Monarchs ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Roundhill S&P Dividend Monarchs ETF | Water [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill S&P Dividend Monarchs ETF | Retail [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Roundhill S&P Dividend Monarchs ETF | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Roundhill S&P Dividend Monarchs ETF | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill S&P Dividend Monarchs ETF | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Roundhill S&P Dividend Monarchs ETF | Food [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Roundhill S&P Dividend Monarchs ETF | REITS [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%